Offerings	Mar. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value
Amount Registered | shares	16,888,847
Proposed Maximum Offering Price per Unit	13.96
Maximum Aggregate Offering Price	$ 235,768,305
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,560
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any additional shares of SentinelOne, Inc.’s (the “Registrant”) Class A common stock that becomes issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “Purchase Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s Class A common stock.
(2)Represents an automatic annual increase equal to 5% of the total number of shares of the Registrant’s outstanding Class A common stock and Class B common stock outstanding on January 31, 2026, which annual increase is provided for by the 2021 Plan.
(3)Estimated in accordance with Rule 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2021 Plan, on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange (the “NYSE”) on March 13, 2026.
(4)Represents an automatic annual increase equal to 1% of the total number of shares of the Registrant’s outstanding Class A common stock and Class B common stock outstanding on January 31, 2026, which annual increase is provided for by the Purchase Plan.
(5)Estimated in accordance with Rule 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the Purchase Plan on the basis the average of the high and low prices of the Registrant’s Class A common stock as reported on the NYSE on March 13, 2026, multiplied by 85%, which is the percentage of the trading price per share applicable to purchases under the Purchase Plan.
(6)The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value
Amount Registered | shares	3,377,769
Proposed Maximum Offering Price per Unit	11.87
Maximum Aggregate Offering Price	$ 40,094,119
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,537
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall cover any additional shares of SentinelOne, Inc.’s (the “Registrant”) Class A common stock that becomes issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “Purchase Plan”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s Class A common stock.
(2)Represents an automatic annual increase equal to 5% of the total number of shares of the Registrant’s outstanding Class A common stock and Class B common stock outstanding on January 31, 2026, which annual increase is provided for by the 2021 Plan.
(3)Estimated in accordance with Rule 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2021 Plan, on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange (the “NYSE”) on March 13, 2026.
(4)Represents an automatic annual increase equal to 1% of the total number of shares of the Registrant’s outstanding Class A common stock and Class B common stock outstanding on January 31, 2026, which annual increase is provided for by the Purchase Plan.
(5)Estimated in accordance with Rule 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the Purchase Plan on the basis the average of the high and low prices of the Registrant’s Class A common stock as reported on the NYSE on March 13, 2026, multiplied by 85%, which is the percentage of the trading price per share applicable to purchases under the Purchase Plan.
(6)The Registrant does not have any fee offsets.